INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,915,633	$ 2,720,559
Associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	2,300,450	2,138,156	$ 1,973,092
Investments in associates at fair value	1,532,156	1,358,368
Investments in associates at equity method value	768,294	779,788
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 615,183	$ 582,403	$ 533,223